Shareholder Report, Average Annual Return (Details) 190770_Alexis Practical Tactical ETF_TF_TSR Annual {TF}	12 Months Ended	59 Months Ended
	May 31, 2026	May 31, 2026
Alexis Practical Tactical ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alexis Practical Tactical ETF NAV
Average Annual Return, Percent	29.80%	11.31%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	29.78%	13.87%
35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond
Average Annual Return, Percent	22.47%	8.99%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.13%	0.03%
Morningstar Global Market Large Mid GR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Market Large Mid GR
Average Annual Return, Percent	31.00%	11.71%